DEBENTURES - Additional disclosures (Details) - BRL (R$) R$ in Millions	1 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debentures | CDI | Average
DEBENTURES
Interest rate (as a percent)		12.50%	4.62%
15th
DEBENTURES
Repayments of bonds, notes and debentures	R$ 1,500